SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Group’s management has evaluated the occurrence of the significant events after the reporting date of the financial statements and the following has been considered as significant to disclose:

Business Combination –

As discussed in Note 1, on August 15, 2023, TWOA announced the execution of Business Combination Agreement with LLP and other parties. On March 27, 2024, the Business Combination was consummated. Upon Closing, the Business Combination was accounted for as a capital reorganization in accordance with IFRS. For purposes of the Business Combination, TWOA will be treated as the “acquired” company for financial reporting purposes and for accounting purposes will be treated as an acquisition of assets. Accordingly, the net assets of LLP will be stated at historical cost, with no goodwill or other intangible assets recorded. The deemed costs of the shares issued by LLP represents the fair value of the shares that the Pubco would have had to issue for the ratio of ownership interest in the entity. Since TWOA does not meet the definition of a business in accordance with IFRS 3, Business Combinations, the transaction is accounted for within the scope of IFRS 2, Share-based payment. Any excess of fair value of Pubco shares issued over the fair value of TWOA’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.

Loan receivable from affiliates –

The loan receivable from affiliates (refer to Note 22) were in default as of January 2, 2024. The Group subsequently provided notice of the default to the affiliate and began foreclosure proceedings on the collateral, the affiliate’s equity interest in LLP. On March 12, 2024, LLI entered into an assignment agreement with LLP, pursuant to which LLI unconditionally and irrevocably assigned in favor of LLP the right to receive 2,288,000 LPA Ordinary Shares as a result of the merger and the Business Combination Agreement. Pursuant to the assignment agreement, the Group agreed to waive its right to receive the LLI assigned shares with the intention of not issuing shares of LPA to LLP. The loan receivable was considered settled on the date of the Business Combination closing on March 27, 2024, in accordance with the assignment agreement.